OTHER OPERATING INCOME (EXPENSES) - Sale of assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024
OTHER OPERATING INCOME (EXPENSES)
Tax credits arising from final court proceeding in favor of the Company and its subsidiary	R$ 276,726	R$ 396,723
Net gain from negotiations with other companies	260,198
Reversal of regulatory provisions due to the Commitment Term Regarding Self-Composition Negotiations for Adaptation of Concession Contracts			R$ 386,392
Reversal of expenses of provisions for legal claims			R$ 26,546
Reversal of part of the remaining arising from the agreement in relation to the Post-Closing Adjustment	R$ 244,229
Percentage referring to the reversal of remaining parts resulting from the agreement in relation to the Post-Closing Adjustment	50.00%